Condensed Consolidated Statements of Stockholders' Deficit - USD ($)		Preferred stock	Common stock	Additional paid-in capital	Accumulated deficit	Total
Balance, beginning of period at Dec. 31, 2021				$ 6,737,000	$ (136,342,000)	$ (129,605,000)
Balances, beginning of period (in shares) at Dec. 31, 2021			264,978
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)			82,879
Exercise of options				94,000		94,000
Stock-based compensation				368,000		368,000
Deemed dividend		$ 0	$ 0	2,829,000	(2,829,000)	0
Net loss					(47,187,000)	(47,187,000)
Balance, end of period at Dec. 31, 2022		0	$ 14,000	10,015,000	(186,358,000)	$ (176,329,000)
Balances, end of period (in shares) at Dec. 31, 2022			14,075,524			347,926
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)			3,877,352
Exercise of options			$ 4,000	46,000		$ 50,000
Stock-based compensation				74,000		74,000
Deemed dividend				959,000	(959,000)
Net loss					(8,268,000)	(8,268,000)
Balance, end of period at Mar. 31, 2023		0	$ 18,000	11,094,000	(195,585,000)	(184,473,000)
Balances, end of period (in shares) at Mar. 31, 2023			17,952,876
Balance, beginning of period at Dec. 31, 2022		$ 0	$ 14,000	10,015,000	(186,358,000)	$ (176,329,000)
Balances, beginning of period (in shares) at Dec. 31, 2022			14,075,524			347,926
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)			247,612
Exercise of options				180,000		$ 180,000
Stock-based compensation				1,402,000		1,402,000
Proceeds from sale of common stock (in shares)		4,015,002
Proceeds from sale of common stock				34,150,000		34,150,000
Deemed dividend				2,981,000	(2,981,000)
Net loss					(59,038,000)	$ (59,038,000)
Ending balance (in shares) at Dec. 31, 2023		4,015,002				4,015,002
Balance, end of period at Dec. 31, 2023		$ 0	$ 2,000	222,437,000	(248,377,000)	$ (25,938,000)
Balances, end of period (in shares) at Dec. 31, 2023			26,413,213			26,413,213
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of options (in shares)	[1]		(4,941)
Exercise of options (in shares)			2,906
Exercise of options				7,000		$ 7,000
Stock-based compensation				1,086,000		1,086,000
Proceeds from sale of common stock (in shares)			350,000
Proceeds from sale of common stock				3,141,000		3,141,000
Net loss					(13,219,000)	$ (13,219,000)
Ending balance (in shares) at Mar. 31, 2024		4,015,002				4,015,002
Balance, end of period at Mar. 31, 2024			$ 2,000	$ 226,671,000	$ (261,596,000)	$ (34,923,000)
Balances, end of period (in shares) at Mar. 31, 2024			26,758,272			26,758,272

[1]	Amount reflects 2,906 shares issued for option exercises and 7,847 shares returned from options exercised in 2023 to correct clerical error.